Events After the Reporting Period	6 Months Ended
Jun. 30, 2020
Events After Reporting Period [Abstract]
Events After the Reporting Period
10.	Events after the reporting period
Proceeds from issue of share capital
Since the end of the reporting period the Company has issued 323,986 ADSs, representing 323,986 ordinary shares, raising gross proceeds of £1.5 million.